Accounts Receivable, Net (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 44,493	$ 6,135	¥ 66,399
Allowance for doubtful accounts	6,892	950	6,892
Accounts receivable, net	¥ 37,601	$ 5,185	¥ 59,507